Receivables, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Receivables, net
Trade receivables				$ 7,883.0	$ 7,293.0
Other receivables				714.0	587.0
Allowance	$ (314.0)	$ (258.0)	$ (279.0)	(330.0)	(314.0)
Total billed receivables, net				8,267.0	7,566.0
Unbilled receivables, net:
Costs and estimated profits in excess of billings				3,024.0	3,058.0
Advance payments consumed				(875.0)	(928.0)
Total unbilled receivables, net				2,149.0	2,130.0
Total receivables, net				10,416.0	9,696.0
Contractual retention amounts billed to customers				$ 541.0	$ 463.0
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	69.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	26.00%
Allowance for doubtful accounts
Balance at January 1	$ 314.0	258.0	279.0
Additions	109.0	163.0	118.0
Deductions	(111.0)	(96.0)	(113.0)
Exchange rate differences	18.0	(11.0)	(26.0)
Balance at December 31	$ 330.0	$ 314.0	$ 258.0